Organization and Description of Business	12 Months Ended
Dec. 31, 2012
Organization and Description of Business [Abstract]
Organization and Description of Business
Organization and Description of Business

As used in these consolidated financial statements and related notes, the terms “MPG Office Trust,” the “Company,” “us,” “we” and “our” refer to MPG Office Trust, Inc. We are a self-administered and self-managed real estate investment trust (“REIT”), and we operate as a REIT for federal income tax purposes. We are the largest owner and operator of Class A office properties in the Los Angeles Central Business District (“LACBD”).

Through our controlling interest in MPG Office, L.P. (the “Operating Partnership”), of which we are the sole general partner and hold an approximate 99.7% interest, and the subsidiaries of the Operating Partnership, including MPG TRS Holdings II, Inc. and MPG Office Trust Services, Inc. and its subsidiaries (collectively known as the “Services Companies”), we own, manage and lease real estate located primarily in the greater Los Angeles area of California. This real estate primarily consists of office properties, parking garages and land parcels.

As of December 31, 2012, the Operating Partnership indirectly owns six office properties, and on- and off-site parking garages (the “Total Portfolio”). We hold an approximate 99.7% interest in the Operating Partnership, and therefore do not completely own the Total Portfolio. The aggregate square footage of the Total Portfolio has not been reduced to reflect our limited partners’ 0.3% share of the Operating Partnership.

As of December 31, 2012, the Total Portfolio included the following:

•	Five office properties located in the LACBD totaling 6.4 million square feet that were 78.4% leased;

•	One office property located in Pasadena, California totaling 0.2 million square feet that was 100.0% leased; and

•	Parking garages located in the LACBD totaling 2.6 million square feet, which accommodate 8,057 vehicles.

We directly manage the properties in the Total Portfolio through the Operating Partnership and/or the Services Companies. We receive income primarily from rental revenue (including tenant reimbursements) from our office properties, and to a lesser extent, from our parking garages.

On April 24, 2013, the Company and the Operating Partnership entered into a definitive merger agreement pursuant to which a newly formed fund controlled by Brookfield Office Properties Inc. (“Brookfield”) agreed to acquire the Company. The merger transaction was approved by the Company’s common stockholders on July 17, 2013. At the closing of the transaction, the Company’s common stockholders will receive merger consideration of $3.15 in cash per share, without interest and less any required withholding tax. The Company expects the merger to close in the third quarter of 2013, following fulfillment of the conditions to closing, including receipt of required lender consents. See Note 21 “Subsequent Events.”